SCHEDULE OF BANK BORROWINGS (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
HSBC (Hong Kong) – 100% Guarantee Loan	$ 473,566	$ 473,566	$ 472,477
Interest rate	3.00%	3.00%	3.00%
Less: current portion of long-term bank borrowings	$ (10,740)	$ (378)	$ (18,645)
Non-current portion of long-term bank borrowings	$ 462,826	$ 473,188	$ 453,832